Parent company only condensed financial information - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2018 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 66,532	¥ 457,442		$ 53,944	¥ 370,891	¥ 27,292	¥ 1,836
Prepayments and other current assets	33,308	229,008			68,903
Amounts due from related parties	69,148	475,426			229,026
Total current assets	322,201	2,215,296			2,226,192
Non-current assets:
Long-term investments	8,441	58,038			6,439
Total non-current assets	22,213	152,730			224,605
TOTAL ASSETS	344,414	2,368,026			2,450,797
Current liabilities:
Accrued expenses and other liabilities	22,902	157,462			112,189
Total current liabilities	186,241	1,280,504			2,023,318
TOTAL LIABILITIES	190,640	1,310,750			2,512,992
Commitment and contingencies (Note 24)
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Additional paid-in capital	275,906	1,896,993
Accumulated other comprehensive income	4,511	31,014
Accumulated deficit	(126,929)	(872,698)
TOTAL INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	153,774	1,057,276			(62,195)	¥ (9,205)	¥ 10,567
TOTAL LIABILITIES AND INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	344,414	2,368,026			¥ 2,450,797
Ordinary shares issued (in shares)			72,000,000
Ordinary shares outstanding (in shares)			72,000,000
Class A Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	$ 27	¥ 185
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125			$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505		0	0
Ordinary shares issued (in shares)	213,811,958	213,811,958		0	0
Ordinary shares outstanding (in shares)	213,811,958	213,811,958		0	0
Class B Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 43
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125			$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495		0	0
Ordinary shares issued (in shares)	51,782,495	51,782,495		0	0
Ordinary shares outstanding (in shares)	51,782,495	51,782,495		0	0
Parent Company
Current assets:
Cash and cash equivalents	$ 10,064	¥ 69,194
Prepayments and other current assets	20,866	143,464
Amounts due from subsidiaries of the Company	91,835	631,414
Amounts due from related parties	21,356	146,835
Total current assets	144,121	990,907
Non-current assets:
Investment in subsidiaries, VIEs and VIEs' subsidiaries	8,751	60,167
Long-term investments	2,555	17,564
Total non-current assets	11,306	77,731
TOTAL ASSETS	155,427	1,068,638
Current liabilities:
Accrued expenses and other liabilities	1,653	11,362
Total current liabilities	1,653	11,362
TOTAL LIABILITIES	1,653	11,362
Commitment and contingencies (Note 24)
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Additional paid-in capital	275,906	1,896,993
Accumulated other comprehensive income	4,511	31,014
Accumulated deficit	(126,676)	(870,959)
TOTAL INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	153,774	1,057,276
TOTAL LIABILITIES AND INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY	155,427	1,068,638
Parent Company | Class A Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	$ 27	¥ 185
Ordinary shares authorized (in shares)	348,217,505	348,217,505		0	0
Ordinary shares issued (in shares)	213,811,958	213,811,958		0	0
Ordinary shares outstanding (in shares)	213,811,958	213,811,958		0	0
Parent Company | Class B Ordinary Shares
INVESTED (DEFICIT)/SHAREHOLDERS' EQUITY
Ordinary shares	$ 6	¥ 43
Ordinary shares authorized (in shares)	51,782,495	51,782,495
Ordinary shares issued (in shares)	51,782,495	51,782,495		0	0
Ordinary shares outstanding (in shares)	51,782,495	51,782,495		0	0